Document and Entity Information	12 Months Ended
Nov. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul 31, 2012
Registrant Name	BlackRock Funds II
Central Index Key	0001398078
Amendment Flag	false
Document Creation Date	Aug 9, 2013
Document Effective Date	Aug 9, 2013
Prospectus Date	Nov 28, 2012

BLACKROCK FUNDS II

BlackRock Global Dividend Income Portfolio

(the "Fund")

Supplement dated August 9, 2013 to the
Summary Prospectus, Prospectus and Statement of Additional Information, each dated November 28, 2012

Effective September 23, 2013, the following change is made to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Change in the Fund's Name

BlackRock Global Dividend Income Portfolio is renamed BlackRock Global Dividend Portfolio.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
Supplement [Text Block]	bf2_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Global Dividend Income Portfolio

(the "Fund")

Supplement dated August 9, 2013 to the
Summary Prospectus, Prospectus and Statement of Additional Information, each dated November 28, 2012

Effective September 23, 2013, the following change is made to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Change in the Fund's Name

BlackRock Global Dividend Income Portfolio is renamed BlackRock Global Dividend Portfolio.

BLACKROCK GLOBAL DIVIDEND INCOME PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf2_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Global Dividend Income Portfolio

(the "Fund")

Supplement dated August 9, 2013 to the
Summary Prospectus, Prospectus and Statement of Additional Information, each dated November 28, 2012

Effective September 23, 2013, the following change is made to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Change in the Fund's Name

BlackRock Global Dividend Income Portfolio is renamed BlackRock Global Dividend Portfolio.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 9, 2013